Prima facie tax reconciliation (Tables)	6 Months Ended
Jun. 30, 2018
Major Components Of Tax Expense Income [Abstract]
Summary of prima facie tax reconciliation
	Six months	Six months
	to 30 June	to 30 June
	2018	2017
	US$m	US$m
Profit before taxation	6,732	4,956
Deduct: share of profit after tax of equity accounted units	(326)	(40)
Parent companies' and subsidiaries' profit before tax	6,406	4,916

Prima facie tax payable at UK rate of 19 per cent (2017: 19 per cent)	1,217	934
Higher rate of tax on Australian underlying earnings	553	501
Impact of items excluded in arriving at underlying earnings(a):
Impairment charges	(2)	(32)
Gains and losses on consolidation and disposal of businesses	(3)	(6)
Exchange and gains/losses on derivatives	20	41
Tax charge relating to expected divestments(b)	472	-
Other exclusions	-	16
Impact of changes in tax rates and laws	-	17
Other tax rates applicable outside the UK and Australia on underlying earnings	(55)	(19)
Resource depletion and other depreciation allowances	(16)	(19)
Write-down of previously recognised deferred tax assets(c)	-	203
Other items(d)	47	33
Total taxation charge(e)	2,233	1,669

(a)	The impact for each item includes the effect of tax rates applicable outside the UK.

(b)

Capital gains tax in respect of the Australian coal disposals became chargeable upon signing of the sales agreements during the period to 30 June 2018. The amount excluded from underlying earnings relates to gains on the disposal of Hail Creek and Kestrel; amounts relating to Winchester South and Valeria are included within underlying earnings, since they are undeveloped properties.

(c)	The write-down of previously recognised deferred tax assets primarily relates to a reduction in recognised deferred tax assets on brought forward losses in Grasberg.

(d)	Other items include various adjustments to provisions for taxation of prior periods.

(e)

This tax reconciliation relates to the Group's parent companies, subsidiaries and joint operations, and excludes equity accounted units. The Group's share of profit of equity accounted units is net of tax charges of US$185 million (30 June 2017: US$20 million).